Segmented Information - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Infrastructure [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	$ 258,075
Elimination of inter segment revenue
Total revenue	258,075
Total profit or loss for reportable segments	(43,269,642)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(43,269,642)
Total assets for reportable segments	3,831,917
Elimination of inter segment assets
Segments’ assets	3,831,917
Total liabilities for reportable segments	12,841,578
Elimination of inter segment liabilities	(10,729,704)
Entity’s liabilities	2,111,874
Cultivation Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(2,170,333)	621,223
Total loss on discontinued operations		(827,620)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(2,170,333)	(206,397)
Total assets for reportable segments	335,689	2,232,785
Elimination of inter segment assets
Segments’ assets	335,689	2,232,785
Total liabilities for reportable segments	1,072,219	883,397
Elimination of inter segment liabilities	(921,860)	(750,234)
Entity’s liabilities	150,359	133,163
Distribution Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(10,911,606)
Total loss on discontinued operations	10,911,606	43,414
Elimination of inter segment profit or loss
Income (loss) before income tax expense		43,414
Total assets for reportable segments		1,052,080
Elimination of inter segment assets
Segments’ assets		1,052,080
Total liabilities for reportable segments		11,169,051
Elimination of inter segment liabilities		(10,142,840)
Entity’s liabilities		1,026,211
Corporate Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	8,984,666	(3,933,046)
Total loss on discontinued operations	(10,404,002)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(1,419,336)	(3,933,046)
Total assets for reportable segments	100,152,700	50,488,643
Elimination of inter segment assets	(98,124,751)	(45,859,425)
Segments’ assets	2,027,949	4,629,218
Total liabilities for reportable segments	38,754,893	25,958,535
Elimination of inter segment liabilities	(22,831,134)	(23,480,364)
Entity’s liabilities	15,923,759	2,478,171
Reportable Segments [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	258,075
Elimination of inter segment revenue
Total revenue	258,075
Total profit or loss for reportable segments	(47,366,915)	(3,311,823)
Total loss on discontinued operations	507,604	(784,206)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(46,859,311)	(4,096,029)
Total assets for reportable segments	104,320,306	53,773,508
Elimination of inter segment assets	(98,124,751)	(45,859,425)
Segments’ assets	6,195,555	7,914,083
Total liabilities for reportable segments	52,668,690	38,010,983
Elimination of inter segment liabilities	(34,482,698)	(34,373,438)
Entity’s liabilities	$ 18,185,992	$ 3,637,545